                                                     ---------------------------
  THIS FILING LISTS SECURITIES HOLDINGS                     OMB APPROVAL
REPORTED ON THE FORM 13F FILED ON 2/13/06            ---------------------------
  PURSUANT TO A REQUEST FOR CONFIDENTIAL             OMB Number:  3235-0006
TREATMENT AND FOR WHICH THAT CONFIDENTIAL            Expires:  December 31, 2006
           TREATMENT EXPIRED.                        Estimated average burden
                                                     hours per form .....22.8
                                                     ---------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/2005
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:  4
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 ----------------------------------------------
   Address:      71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ----------------------------------------------

                 ----------------------------------------------

Form 13F File Number: 28- 11638
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael R. Murphy          Chicago, Illinois     11/27/2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       2
                                        --------------------

Form 13F Information Table Entry Total:  1
                                        --------------------

Form 13F Information Table Value Total:  $ 503
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                  DANIEL J. DONOGHUE
    ------    -----------------         ---------------------------------
    2         28-11637                  DISCOVERY GROUP I, LLC
    ------    -----------------         ---------------------------------


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                                                   FORM 13F INFORMATION TABLE

                                                       13F HOLDINGS REPORT
                                                            12/31/2005

       COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------ ---------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR  SH/   PUT/   INVESTMENT    OTHER       Voting Authority
   NAME OF ISSUER          TITLE OF CLASS    CUSIP  (x $1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------ ---------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
COMM BANCORP INC          COM             200468106       503    12,120 SH           SHARED-OTHER     1               12,120

TOTAL                                                     503    12,120                                               12,120